Acquisition of Contango Strategies Ltd. (Details Textual)		5 Months Ended	12 Months Ended
	Jun. 15, 2018 CAD ($) Number $ / shares	Jun. 14, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Percentage of voting equity interests acquired	100.00%
Consideration transferred, acquisition-date fair value	$ 1,388,000
Cash transferred	602,000
Equity interests of acquirer	$ 416,000
Share Issue Price | $ / shares	$ 1.75
Business Acquisition Fair Value Of Cash Payable	$ 370,000
Identifiable assets acquired (liabilities assumed)	838,000
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination	28,000
Goodwill recognised as of acquisition date	550,000
Revenue of acquiree since acquisition date		$ 1,162,000	$ 1,400,000
Tranche One [Member]
Cash transferred	$ 971,600
Number of instruments or interests issued or issuable | Number	237,999
Equity interests of acquirer	$ 416,400
Tranche Two [Member]
Consideration transferred, acquisition-date fair value	1,018,000
Cash transferred	601,600
Equity interests of acquirer	$ 416,400